                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: JULY 30, 2000

           Check here if Amendment [ ]: Amendment Number: ___________

                        This Amendment (Check only one):

                        |_| is a restatement
                        |_| adds new holdings entries

Institutional Investment Manger Filing this Report:
Name:             Maple Row Management, Inc.
Address:          112 Rowayton Avenue
                  Rowayton, CT 06853

Form 13F File Number: 28-05487

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Eric Blattman
Title:            President
Phone:            (203)854-5015

Signature, Place and Date of Signing:


/s/ ERIC BLATTMAN                  112 Rowayton Avenue,        August 14, 2000
-----------------------------      Rowayton
                                   Connecticut 06853


Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT
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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers:  0


Form 13F Information Table Entry Total:      27


Form 13F Information Table Value Total:      $132,925.25 (thousands)


List of Other Included Managers:             None


                                       2
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            Form 13F INFORMATION TABLE

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          Column 1           Column 2  Column 3    Column 4     Column 5                    Column 6    Column 7      Column 8
------------------------------------------------------------------------------------------------------------------------------------
          Name of             Title     CUSIP   Value (x$1000)  Shrs or  SH/PRN  Put/Call  Investment    Other     Voting authority
                               of                                                                                 ------------------
           Issuer             Class                             prn amt.                   discretion   managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
APPLIED FILMS CORP            Common   038197109    16,305.45   445,200     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
APPLIED SCIENCE & TECHNOLOGY  Common   038236105    13,263.53   512,600     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
AUGUST TECHNOLOGY CORP        Common   05106U105     5,697.24   346,600     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
ASYST TECHNOLOGIES            Common   04648X107       428.13    12,500     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
CACHEFLOW INC COM             Common   126946102     1,539.06    25,000     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
CINAR CORPORATION CL B        Common   171905300       971.74   143,307     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
COHU INC                      Common   192576106       620.28    23,000     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
COINSTAR INC                  Common   19259P300     4,266.50   424,000     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
COORSTEK INC                  Common   217020106     3,680.00    80,000     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
CYBERIAN OUTPOST RESTRICTED   Common   231914102     1,834.53   381,200     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
DDI CORP                      Common   233162106     2,576.40    90,400     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
GENERAL SEMICONDUCTOR CORP    Common   370787103    10,872.23   737,100     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
GSI LUMONICS INC              Common   36229U102    13,077.04   372,300     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
HELIX TECHNOLOGY CORP         Common   423319102     8,127.60   208,400     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
JDA SOFTWARE GROUP INC        Common   46612K108     1,815.14    94,600     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
LAM RESEARCH CORP             Common   512807108     1,005.00    26,800     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
MATTSON TECHNOLOGY INC        Common   577223100       952.25    29,300     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
MEDTRONIC INC                 Common   585055106     1,992.50    40,000     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
MEMC ELECTRONIC MATERIALS     Common   552715104     6,681.60   371,200     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
MICROSEMI CORP                Common   595137100    13,272.96   391,100     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
PCD INC                       Common   69318P106     2,005.09   258,200     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
PHOTRONICS INC                Common   719405102     2,837.50   100,000     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
PILOT NETWORK SERVICES INC    Common   721596104     7,119.64   478,631     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
PRICELINE.COM INC             Common   741503106     4,789.83   126,100     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
ROBOTIC VISION SYSTEMS INC    Common   771074101     2,183.40   121,300     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
VIRATA CORP                   Common   927646109     2,838.15    47,600     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
XICOR INC                     Common   984903104     2,172.50   324,860     SH       --        Yes        None    Sole    --     --
                              ------            --------------           -----------------------------------------------------------
                                                   132,925.25
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